Other Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Foreign cash balances	$ 16,300,000		$ 16,300,000		$ 12,400,000
Income tax (expense) benefit	(1,779,000)	(308,000)	411,000	(5,702,000)
Effective tax rate	51.40%		10.50%	69.50%
Pre-tax income (loss)	3,440,000	(4,075,000)	(3,807,000)	8,172,000
Percentage of total net sales to a single customer			29.30%	32.90%
Receivable balances	$ 124,600,000		$ 124,600,000		$ 140,800,000
Shares authorized	1,002		1,002		1,002
Shares issued	1,002		1,002		1,002
Shares outstanding	1,002		1,002		1,002